Securitizations and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Feb. 27, 2015
Variable Interest Entity [Line Items]
Long-term debt	$ 5,801.9	$ 5,575.4
Document Period End Date	Sep. 30, 2017
Gain (Loss) on Extinguishment of Debt		(8.0)
Salus Capital Partners LLC
Variable Interest Entity [Line Items]
Long-term debt	$ 22.2	30.3
Cash	2.0
Variable Interest Entity, Primary Beneficiary | Salus Capital Partners LLC
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Asset-Backed Loans Receivable	0.0	29.3
Collateralized Loan Obligations [Member] | Salus Capital Partners LLC
Variable Interest Entity [Line Items]
Long-term debt			$ 578.5
Unaffiliated long-term debt of consolidated variable-interest entity | Salus Capital Partners LLC
Variable Interest Entity [Line Items]
Long-term debt	28.9	39.7
Unsecured Debt [Member] | Variable Interest Entity, Primary Beneficiary | Salus Capital Partners LLC
Variable Interest Entity [Line Items]
VIE, consolidated carrying amount obligations	99.2	135.2
FGL [Member] | Salus Capital Partners LLC
Variable Interest Entity [Line Items]
Long-term debt	$ 48.1	$ 65.9